INCOME TAXES	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES

The following table sets forth the components of the Company’s income tax expense (benefit) for the years ended December 31, 2019 and 2018:

Current:	2019	2018
Federal State and local	$—	—
Total Current	$—	—
Deferred:
Federal State and local benefit	$(2,945,915)	(1,129,273)
Net operating loss, net of state tax effect	(107,011)	(84,070)
Meals and entertainment	4,506	2,183
Stock based expenses	124,124	235,256
Impairment	199,473	—
Amortization	182,411	—
Other	61,472	84,071
Change in allowance	2,480,939	891,833
Total Benefit	$—	—

The following table sets forth a reconciliation of the Company’s income tax expense (benefit) as the federal statutory rate to recorded income tax expense (benefit) for the years ended December 31, 2019 and 2018:

	2019	2018
Income tax at Federal statutory rate	21%	21%
Change in valuation allowance	(21%)	(19%)
Stock based compensation	(0%)	(0%)
Net operating loss, net of state tax effect	(1%)	(1%)
Other	(1%)	(1%)
Total	—	—

The following table sets forth the components of the Company’s deferred income taxes as of December 31, 2019 and 2018:

Current deferred tax assets (liabilities):	2019	2018
Valuation allowance	$—	—
Total current deferred tax asset (liability)	$—	—

Noncurrent deferred tax assets (liabilities):
Derivative expense	$1,570,151	—
Intangible assets amortization	802,857	620,447
Net operating loss carry forwards	2,140,224	1,681,403
Stock base compensation	1,655,821	1,287,336
Other	—	98,927
Less; Valuation allowance	$(6,169,052)	(3,688,113)
Total noncurrent deferred tax asset (liability)	—	—

Total deferred tax asset (liability)	$—	—

The Company has approximately $10,000,000 and 8,000,000 of net operating loss carry forwards as of December 31, 2019 and 2018, respectively, which expire in varying amounts, if unused. Because of the change in ownership of more than 50% of the Company in accordance with Section 382 of the IRS Code, these net operating loss carry forwards may be significantly limited to use in future periods.